Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2011
Trading assets and liabilities
Trading assets and liabilities

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Trading assets (CHF million)

Debt securities	155,058	152,989	154,555	163,572	1	0	(5)

Equity securities [1]	89,077	97,037	102,941	92,203	(8)	(13)	(3)

Derivative instruments [2]	40,313	43,614	47,744	75,786	(8)	(16)	(47)

Other	18,178	20,561	19,464	18,532	(12)	(7)	(2)

Trading assets	302,626	314,201	324,704	350,093	(4)	(7)	(14)

Trading liabilities (CHF million)

Short positions	74,137	86,693	76,094	83,786	(14)	(3)	(12)

Derivative instruments [2]	46,315	48,153	57,903	80,651	(4)	(20)	(43)

Trading liabilities	120,452	134,846	133,997	164,437	(11)	(10)	(27)

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	25,333	23,349	28,500	43,030	8	(11)	(41)

Receivables not netted [1]	13,739	12,672	14,987	16,195	8	(8)	(15)

Total	39,072	36,021	43,487	59,225	8	(10)	(34)

Cash collateral payables (CHF million)

Payables netted against derivative positions	27,166	26,972	29,238	37,083	1	(7)	(27)

Payables not netted [1]	14,562	12,794	14,428	15,918	14	1	(9)

Total	41,728	39,766	43,666	53,001	5	(4)	(21)

1 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.